CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net earnings (loss) for the year	$ (12,439)	$ 9,684
Items not affecting cash:
Share-based compensation	2,426	2,861
Depreciation and depletion	38,777	16,990
Deferred income tax expense (recovery)	(9,749)	(6,425)
Unrealized foreign exchange loss (gain)	41	(403)
Finance costs	150	715
Write off of IVA receivable	194
Write off of mineral properties	0	233
Write down of inventory to net realizable value	2,676
(Gain) loss on available for sale assets		(72)
Unrealized loss (gain) on other investments	80
Net changes in non-cash working capital	4,492	(7,993)
Cash from operating activities	26,648	15,590
Investing activites
Property, plant and equipment expenditures	(40,398)	(39,835)
Proceeds from disposition of other investments		72
Redemption of (investment in) non-current deposits	1	49
Cash used in investing activities	(40,397)	(39,714)
Financing activities
Repayment of credit facility		(9,000)
Restricted cash	1,000	(1,000)
Interest paid		(461)
Public equity offerings	8,273
Exercise of options	256	142
Share issuance costs	(640)
Cash from (used in) financing activites	8,889	(10,319)
Effect of exchange rate change on cash and cash equivalents	(41)	403
Increase (decrease) in cash and cash equivalents	(4,860)	(34,443)
Cash and cash equivalents, beginning of the year	38,277	72,317
Cash and cash equivalents, end of the year	$ 33,376	$ 38,277